UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21928

Short-Term Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Steven I. Koszalka

Short-Term Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Short-Term Bond Fund of America® Semi-annual report for the six months ended February 28, 2018

Invest with care for
durable outcomes.

Short-Term Bond Fund of America seeks to provide you with current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 2.50%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2018 (the most recent calendar quarter-end):

Class A shares	1 year	5 years	10 years

Reflecting 2.50% maximum sales charge	–2.54%	–0.13%	0.71%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.71% for Class A shares as of the prospectus dated November 1, 2017. The expense ratio is restated to reflect current fees.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

The U.S. Federal Reserve continued tightening monetary policy as the U.S. economy flourished during the first half of Short-Term Bond Fund of America’s fiscal year. For the six months ended February 28, 2018, the fund declined 0.87%.

By comparison, the Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index — a broad measure of the market in which the fund invests — lost 0.73%. Meanwhile, the Lipper Short U.S. Government Funds Average fell 0.70%. Results for longer time periods are shown in the table below.

Investors who reinvested monthly dividends totaling 5 cents a share earned an income return of 0.54% over the period. For those who took their dividends in cash, the figure was the same. The fund’s share price dropped 14 cents from $9.97 to $9.83.

An environment of rising interest rates poses a challenge for funds that focus on short-term government securities, which may have led some peers to increase their risk appetite to achieve stronger relative results. With market volatility fluctuating, however, managers maintained the fund’s conservative, cautious investment approach that seeks stability over the long term. The fund’s primary goal is to generate a level of income while preserving capital.

Results at a glance

For periods ended February 28, 2018, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	3 years	5 years	10 years

Short-Term Bond Fund of America (Class A shares)	–0.87%	–0.15%	0.50%	0.34%	0.93%
Bloomberg Barclays U.S. Government/Credit 1–3 Years ex BBB Index*	–0.73	0.02	0.57	0.63	1.40
Lipper Short U.S. Government Funds Average†	–0.70	–0.08	0.22	0.20	1.01

*	Source: Bloomberg Index Services Ltd. The index is unmanaged and, therefore, has no expenses. Investors cannot invest directly in an index.
†	Source: Thomson Reuters Lipper. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper categories are dynamic and averages may have few funds, especially over longer periods. To see the number of funds included in the Lipper category for each fund’s lifetime, please see the Quarterly Statistical Update, available on our website.

Short-Term Bond Fund of America	1

Bond market overview

In the latter part of 2017, markets were thriving. Most bond sectors saw positive returns, even as the Fed took its first steps to reduce the size of its balance sheet and approved an additional rate hike in December. Volatility was extremely low, and valuations in both equities and fixed income looked very high.

Some of this can be explained by economic optimism sparked by increasingly synchronized global growth and the fiscal boost provided by the Tax Cuts and Jobs Act passed by Congress in the final weeks of the year. U.S. inflation and wages began to pick up, which is typical after a long period of growth and low unemployment.

However, against this positive economic backdrop, volatility returned in early 2018 when markets began to sense that global central bank tightening could inhibit growth. That led credit to weaken modestly, with the yield differential between corporate bonds and ultra-low-risk U.S. Treasuries widening from the very narrow levels seen as the year began.

Interest rates rose across the Treasury curve, with the biggest increases seen in maturities ranging from one to five years. The yield on the benchmark 10-year Treasury note rose 68 basis points to end the period at 2.87%. Unemployment was extremely low at 4.1% in February.

Inside the portfolio

Rising interest rates were primarily responsible for the losses suffered by the fund and its benchmark. However, the fund lagged its index due to managers having anticipated that the yield curve would steepen, meaning that longer term rates would climb more than shorter term rates. Instead, short-term yields rose more sharply. The fund remains positioned for steepening in an effort to hedge against both enhanced volatility and the possibility that the Fed will fail to raise rates to the extent the market anticipates.

The fund’s duration, its sensitivity to interest rate risk, increased to about 2.2 from 1.0 years. Managers added to the fund’s duration in very short maturity bonds that are less likely to feel an impact from rising rates. To manage duration and curve positioning, the fund used both cash bonds and derivatives, such as interest rate swaps and futures. These financial instruments can provide protection when interest rates move contrary to what managers expect or can express managers’ interest rate expectations in a lower cost manner than buying additional bonds. Derivatives were used primarily to shift interest rate exposure away from longer maturities and toward shorter maturities.

Treasury Inflation-Protected Securities (TIPS) were a positive contributor, as expectations for inflation improved. Exposure to asset-backed securities fell to 12% from near 16%; managers sold holdings that had gained value, seeing little additional upside. They continue to trim the fund’s holdings of mortgage-backed securities, as these bonds tend to do poorly amid rising rates. Managers cut corporate exposure modestly, to 20% from 21%.

2	Short-Term Bond Fund of America

Looking ahead

Strong economic expansion is expected through 2019. However, the fiscal tailwinds created by tax cuts and a bigger federal budget paired with headwinds from tightening monetary policy could keep market volatility elevated in comparison to the historically low level seen in late 2017. This leads managers to be cautious on credit. They maintain a notable allocation to TIPS, due to the potential for additional inflation from factors like stronger wage growth.

As equity markets fluctuate, we believe investors looking for balance should seek fixed income for the diversification and cushion it can provide during times of volatility. Although higher yields led to an uncharacteristic loss over this period, they also tend to provide more income to bond investors, which can help to offset resulting price declines.

Short-Term Bond Fund of America’s chief objective is to preserve capital in times of market volatility. To that end, managers will continue to take proactive steps to guard against potential risks and uncertainties.

Thank you for your support. We look forward to reporting to you again in six months.

Sincerely,

John R. Queen
President

April 13, 2018

For current information about the fund, visit americanfunds.com.

The fund’s 30-day yield for Class A shares as of March 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 2.34%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.20%. Both reflect the 2.50% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

Short-Term Bond Fund of America	3

Summary investment portfolio February 28, 2018	unaudited

Portfolio by type of security	Percent of net assets

Portfolio quality summary*	Percent of net assets
U.S. Treasury and agency†	38.66%
AAA/Aaa	26.28
AA/Aa	16.07
A/A	6.36
Unrated	1.57
Short-term securities & other assets less liabilities	11.06

*	Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies. Securities in the “unrated” category (above) have not been rated by a rating agency; however, the investment adviser performs its own credit analysis and assigns comparable ratings that are used for compliance with the fund’s investment policies.
†	These securities are guaranteed by the full faith and credit of the U.S. government.

Bonds, notes & other debt instruments 88.94%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 37.92%
U.S. Treasury 26.48%
U.S. Treasury 0.875% 2019[1]	$50,000	$49,002
U.S. Treasury 1.25% 2019	48,730	48,238
U.S. Treasury 1.25% 2019	29,805	29,393
U.S. Treasury 1.375% 2019	300,000	296,154
U.S. Treasury 1.375% 2019	70,160	69,380
U.S. Treasury 1.875% 2019	65,000	64,580
U.S. Treasury 1.375% 2020	170,000	165,840
U.S. Treasury 1.50% 2020	194,541	191,000
U.S. Treasury 1.50% 2020	29,470	28,883
U.S. Treasury 1.875% 2020	364,000	358,977
U.S. Treasury 1.125% 2021	30,000	28,870
U.S. Treasury 2.00% 2021	29,620	29,290
U.S. Treasury 1.875% 2022	89,480	86,575

4	Short-Term Bond Fund of America

	Principal amount	Value
	(000)	(000)
U.S. Treasury 1.875% 2022	$30,230	$29,297
U.S. Treasury 0.75%–2.63% 2018–2024	114,283	111,845
		1,587,324

U.S. Treasury inflation-protected securities 11.44%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	52,637	52,479
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	239,007	235,284
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	52,555	51,925
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	107,044	104,153
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	54,332	52,867
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	10,635	10,442
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	31,126	30,955
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	36,785	35,659
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	42,364	35,132
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	50,553	49,157
U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	31,921	27,919
		685,972

Total U.S. Treasury bonds & notes		2,273,296

Corporate bonds & notes 19.92%
Financials 8.21%
Swedbank AB 2.20%–2.80% 2019–2022[3]	18,670	18,424
Other securities		473,748
		492,172

Health care 2.97%
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 2.233% 2018[4]	26,200	26,214
Other securities		151,524
		177,738

Energy 2.77%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 2.35% 2018[4]	26,600	26,624
Chevron Corp. 1.686% 2019	30,315	30,092
Chevron Corp. 1.56%–1.99% 2019–2020	23,845	23,604
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.738% 2019[4]	31,820	31,869
Other securities		54,135
		166,324

Consumer staples 1.80%
Coca-Cola Co. 1.375% 2019	35,000	34,563
Other securities		73,547
		108,110

Other 4.17%
Other securities		249,968

Total corporate bonds & notes		1,194,312

Asset-backed obligations 12.02%
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[5]	25,090	24,850
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[5]	24,850	24,724
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[3,5]	26,391	26,313
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[3,5]	40,895	40,818
Other securities		603,853
		720,558

Short-Term Bond Fund of America	5

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 10.55%
European Investment Bank 1.25%–2.25% 2019–2022	$95,168	$92,643
European Stability Mechanism 2.125% 2022[3]	58,324	56,602
Inter-American Development Bank 1.00%–2.50% 2019–2023	78,700	77,050
International Bank for Reconstruction and Development 0.88%–1.88% 2018–2022	81,000	79,093
KfW 1.00%–1.50% 2018–2021	83,000	81,815
Sweden (Kingdom of) 1.125% 2019[3]	65,000	63,722
Sweden (Kingdom of) 1.13%–2.38% 2018–2021[3]	21,300	21,119
Other securities		160,186
		632,230

Mortgage-backed obligations 6.39%
Federal agency mortgage-backed obligations 3.85%
Fannie Mae 4.50% 2048[5,6]	25,400	26,517
Fannie Mae 1.65%–6.00% 2019–2048[4,5,6]	52,298	53,720
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.486% 2062[4,5]	30,770	31,067
Government National Mortgage Assn. 2.36%–6.64% 2059–2065[4,5]	33,490	33,924
Other securities		85,414
		230,642

Collateralized mortgage-backed (privately originated) 2.54%
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.421% 2050[3,4,5]	31,350	31,281
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.221% 2057[3,4,5]	33,001	33,203
Other securities		88,060
		152,544

Total mortgage-backed obligations		383,186

Municipals 1.40%
Other securities		83,706

Federal agency bonds & notes 0.74%
Fannie Mae 1.00%–2.00% 2019–2022	36,415	35,880
Other securities		8,489
		44,369

Total bonds, notes & other debt instruments (cost: $5,380,588,000)		5,331,657

Short-term securities 11.91%

Bank of Nova Scotia 1.70% due 3/15/2018[3]	25,000	24,984
Chevron Corp. 1.66% due 3/28/2018[3]	42,700	42,648
CPPIB Capital Inc. 1.55% due 3/13/2018–3/23/2018[3]	81,000	80,941
Federal Home Loan Bank 1.32%–1.44% due 3/7/2018–4/27/2018	115,200	115,056
KfW 1.68% due 4/4/2018[3]	75,000	74,883
Mizuho Bank, Ltd. 1.59%–1.99% due 3/23/2018–5/21/2018[3]	68,400	68,262
Province of Alberta 1.54%–1.68% due 3/6/2018–4/2/2018[3]	98,900	98,799
Sanofi 1.70% due 4/16/2018[3]	75,000	74,833
Sumitomo Mitsui Banking Corp. 2.00% due 5/21/2018[3]	25,000	24,885

6	Short-Term Bond Fund of America

	Principal amount (000)	Value (000)
Swedbank AB 1.34% due 3/1/2018	$53,900	$53,898
Total Capital Canada Ltd. 1.60% due 3/21/2018[3]	55,000	54,948

Total short-term securities (cost: $714,167,000)		714,137
Total investment securities 100.85% (cost: $6,094,755,000)		6,045,794
Other assets less liabilities (0.85)%		(51,082)

Net assets 100.00%		$5,994,712

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. “Other securities” includes securities which were valued under fair value procedures adopted by authority of the board of trustees. The total value of securities which were valued under fair value procedures was $25,230,000, which represented .42% of the net assets of the fund.

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[7] (000)	Value at 2/28/2018[8] (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
30 Day Federal Funds Futures	Long	4,011	April 2018	$1,671,384	$1,643,639	$(90)
20 Year U.S. Treasury Bond Futures	Short	84	June 2018	(8,400)	(12,049)	(11)
10 Year Ultra U.S. Treasury Note Futures	Short	362	June 2018	(36,200)	(46,359)	(58)
10 Year U.S. Treasury Note Futures	Short	409	June 2018	(40,900)	(49,099)	72
30 Year Ultra U.S. Treasury Bond Futures	Short	1,591	June 2018	(159,100)	(247,997)	(1,247)
5 Year U.S. Treasury Note Futures	Long	6,523	July 2018	652,300	743,163	(625)
2 Year U.S. Treasury Note Futures	Short	526	July 2018	(105,200)	(111,758)	(1)
						$(1,960)

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
1.8975%	U.S. EFFR	9/26/2018	$1,957,100	$—	$ —	$—
1.886%	U.S. EFFR	9/26/2018	2,240,900	(56)	—	(56)
1.882%	U.S. EFFR	9/26/2018	2,241,000	(70)	—	(70)
1.8775%	U.S. EFFR	9/26/2018	2,241,000	(85)	—	(85)

Short-Term Bond Fund of America	7

Swap contracts (continued)

Interest rate swaps (continued)

Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
3-month USD-LIBOR	1.209%	3/18/2019	$100,000	$1,148	$ —	$1,148
1.337%	U.S. EFFR	6/8/2019	26,000	(218)	—	(218)
1.367%	U.S. EFFR	6/12/2019	13,000	(105)	—	(105)
1.362%	U.S. EFFR	6/21/2019	174,500	(1,458)	—	(1,458)
1.351%	U.S. EFFR	6/28/2019	174,500	(1,516)	—	(1,516)
2.0325%	U.S. EFFR	2/12/2020	50,000	(109)	—	(109)
2.013%	U.S. EFFR	2/13/2020	950,000	(2,438)	—	(2,438)
2.7435%	3-month USD-LIBOR	2/16/2023	114,000	(23)	—	(23)
2.7365%	3-month USD-LIBOR	2/20/2023	114,000	(63)	—	(63)
3-month USD-LIBOR	2.2365%	9/2/2025	50	2	—	2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	5,888	—	5,888
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,709	—	2,709
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	4,308	—	4,308
3-month USD-LIBOR	2.214%	4/19/2027	17,500	922	—	922
3-month USD-LIBOR	2.298%	5/3/2027	25,200	1,160	—	1,160
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	2,929	—	2,929
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	2,754	—	2,754
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(144)	—	(144)
2.91%	3-month USD-LIBOR	2/1/2028	45,000	(209)	—	(209)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(212)	—	(212)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(144)	—	(144)
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	228	—	228
3-month USD-LIBOR	2.963%	2/1/2038	27,100	227	—	227
3-month USD-LIBOR	2.986%	2/1/2038	21,800	149	—	149
3-month USD-LIBOR	2.967%	2/2/2038	21,000	170	—	170
3-month USD-LIBOR	2.96%	2/15/2048	12,800	(35)	—	(35)
3-month USD-LIBOR	3.0135%	2/16/2048	26,000	(360)	—	(360)
					$ —	$15,349

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,223,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $1,612,422,000, which represented 26.90% of the net assets of the fund.
[4]	Coupon rate may change periodically.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Purchased on a TBA basis.
[7]	Notional amount is calculated based on the number of contracts and notional contract size.
[8]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol
EFFR = Federal Funds Effective Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars

See Notes to Financial Statements

8	Short-Term Bond Fund of America

Financial statements

Statement of assets and liabilities	unaudited
at February 28, 2018	(dollars in thousands)

Assets:
Investment securities in unaffiliated issuers, at value (cost: $6,094,755)		$6,045,794
Cash		51
Receivables for:
Sales of investments	$128,488
Sales of fund’s shares	12,738
Variation margin on futures contracts	680
Variation margin on swap contracts	303
Interest	17,642	159,851
		6,205,696
Liabilities:
Payables for:
Purchases of investments	193,738
Repurchases of fund’s shares	10,122
Dividends on fund’s shares	154
Investment advisory services	1,272
Services provided by related parties	1,308
Trustees’ deferred compensation	57
Variation margin on futures contracts	2,318
Variation margin on swap contracts	1,825
Other	190	210,984
Net assets at February 28, 2018		$5,994,712

Net assets consist of:
Capital paid in on shares of beneficial interest		$6,076,978
Undistributed net investment income		1,488
Accumulated net realized loss		(48,182)
Net unrealized depreciation		(35,572)
Net assets at February 28, 2018		$5,994,712

See Notes to Financial Statements

Short-Term Bond Fund of America	9

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (609,873 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$2,983,690	303,439	$9.83
Class C	61,057	6,284	9.72
Class T	10	1	9.83
Class F-1	125,069	12,720	9.83
Class F-2	288,179	29,307	9.83
Class F-3	241,811	24,587	9.83
Class 529-A	365,798	37,202	9.83
Class 529-C	38,771	4,002	9.69
Class 529-E	17,734	1,805	9.82
Class 529-T	10	1	9.83
Class 529-F-1	71,568	7,279	9.83
Class R-1	4,100	422	9.71
Class R-2	43,391	4,471	9.70
Class R-2E	593	60	9.83
Class R-3	51,600	5,254	9.82
Class R-4	34,264	3,485	9.83
Class R-5E	233	24	9.83
Class R-5	10,812	1,099	9.83
Class R-6	1,656,022	168,431	9.83

See Notes to Financial Statements

10	Short-Term Bond Fund of America

Statement of operations	unaudited
for the six months ended February 28, 2018	(dollars in thousands)

Investment income:
Income:
Interest		$53,040
Fees and expenses*:
Investment advisory services	$8,184
Distribution services	5,834
Transfer agent services	2,143
Administrative services	866
Reports to shareholders	113
Registration statement and prospectus	336
Trustees’ compensation	24
Auditing and legal	11
Custodian	14
Other	222	17,747
Net investment income		35,293

Net realized loss and unrealized depreciation:
Net realized (loss) gain on:
Investments in unaffiliated issuers	(33,262)
Futures contracts	(3,254)
Swap contracts	6,960	(29,556)
Net unrealized (depreciation) appreciation on:
Investments in unaffiliated issuers	(68,519)
Futures contracts	(2,124)
Swap contracts	14,949	(55,694)
Net realized loss and unrealized depreciation		(85,250)
Net decrease in net assets resulting from operations		$(49,957)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Short-Term Bond Fund of America	11

Statements of changes in net assets

(dollars in thousands)

	Six months ended	Year ended
	February 28,	August 31,
	2018*	2017
Operations:
Net investment income	$35,293	$54,924
Net realized loss	(29,556)	(1,063)
Net unrealized (depreciation) appreciation	(55,694)	7,425
Net (decrease) increase in net assets resulting from operations	(49,957)	61,286

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(34,698)	(61,789)
Distributions from net realized gain on investments	—	(1,787)
Total dividends and distributions paid or accrued to shareholders	(34,698)	(63,576)

Net capital share transactions	252,309	423,138

Total increase in net assets	167,654	420,848

Net assets:
Beginning of period	5,827,058	5,406,210
End of period (including undistributed net investment income: $1,488 and $893, respectively)	$5,994,712	$5,827,058

*Unaudited.

See Notes to Financial Statements

12	Short-Term Bond Fund of America

Notes to financial statements	unaudited

1. Organization

Short-Term Bond Fund of America (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide current income, consistent with the maturity and quality standards described in the prospectus, and preservation of capital.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 2.50%	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years†
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

*	Class C, T, 529-C and 529-T shares are not available for purchase.
†	Effective December 1, 2017.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

Short-Term Bond Fund of America	13

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly. Distributions to shareholders are recorded on the ex-dividend date.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one

14	Short-Term Bond Fund of America

or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely

Short-Term Bond Fund of America	15

available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are

16	Short-Term Bond Fund of America

reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2018 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$2,273,296	$—	$2,273,296
Corporate bonds & notes	—	1,193,412	900	1,194,312
Asset-backed obligations	—	720,558	—	720,558
Bonds & notes of governments & government agencies outside the U.S.	—	632,230	—	632,230
Mortgage-backed obligations	—	383,186	—	383,186
Municipals	—	83,706	—	83,706
Federal agency bonds & notes	—	44,369	—	44,369
Short-term securities	—	714,137	—	714,137
Total	$—	$6,044,894	$900	$6,045,794

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$72	$—	$—	$72
Unrealized appreciation on interest rate swaps	—	22,594	—	22,594
Liabilities:
Unrealized depreciation on futures contracts	(2,032)	—	—	(2,032)
Unrealized depreciation on interest rate swaps	—	(7,245)	—	(7,245)
Total	$(1,960)	$15,349	$—	$13,389

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Short-Term Bond Fund of America	17

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.

18	Short-Term Bond Fund of America

Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in inflation linked bonds — The values of inflation linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

Investing in inflation linked bonds may also reduce the fund’s distributable income during periods of extreme deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation linked securities may decline and result in losses to the fund.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Short-Term Bond Fund of America	19

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult for the fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, or FCM, in a segregated account in the name of the FCM an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is

20	Short-Term Bond Fund of America

traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. When initial margin is deposited with brokers, a receivable is recorded in the fund’s statement of assets and liabilities.

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. In addition, the fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $2,284,138,000.

Interest rate swaps — The fund has entered into interest rate swap contracts, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The fund’s investment adviser uses interest rate swaps to seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the fund’s investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as “initial margin.” Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the fund’s investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in the fund’s statement of assets and liabilities. The fund also pays or receives a “variation margin” based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in the fund’s statement of operations. The average month-end notional amount of interest rate swaps while held was $16,574,083,000.

Short-Term Bond Fund of America	21

The following tables present the financial statement impacts resulting from the fund’s use of futures contracts and interest rate swaps as of, or for the six months ended, February 28, 2018 (dollars in thousands):

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Net unrealized appreciation*	$72	Net unrealized depreciation*	$2,032
Swaps	Interest	Net unrealized appreciation*	22,594	Net unrealized depreciation*	7,245
			$22,666		$9,277

		Net realized (loss) gain		Net unrealized (depreciation) appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized loss on futures contracts	$(3,254)	Net unrealized depreciation on futures contracts	$(2,124)
Swaps	Interest	Net realized gain on swap contracts	6,960	Net unrealized appreciation on swap contracts	14,949
			$3,706		$12,825

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the statement of assets and liabilities.

Collateral — The fund participates in a collateral program that calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral due to its use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

22	Short-Term Bond Fund of America

As of and during the period ended February 28, 2018, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2017, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$988
Post-October capital loss deferral*	(12,589)

*	This deferral is considered incurred in the subsequent year.

As of February 28, 2018, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$27,045
Gross unrealized depreciation on investments	(63,053)
Net unrealized depreciation on investments	(36,008)
Cost of investments	6,095,191

Short-Term Bond Fund of America	23

Tax distributions paid or accrued to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
	February 28,	August 31,
Share class	2018	2017
Class A	$16,540	$33,951
Class B1		3
Class C	110	255
Class T2	— [3]	—	[3]
Class F-1	688	1,336
Class F-2	1,935	4,511
Class F-3[4]	1,611	1,364
Class 529-A	1,783	3,278
Class 529-B1		—	[3]
Class 529-C	86	198
Class 529-E	71	127
Class 529-T2	— [3]	—	[3]
Class 529-F-1	431	747
Class R-1	7	14
Class R-2	76	145
Class R-2E	2	3
Class R-3	204	399
Class R-4	195	343
Class R-5E	1	—	[3]
Class R-5	76	143
Class R-6	10,882	16,759
Total	$34,698	$63,576

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.360% on the first $500 million of daily net assets and decreasing to 0.250% on such assets in excess of $4 billion. For the six months ended February 28, 2018, the investment advisory services fee was $8,184,000, which was equivalent to an annualized rate of 0.278% of average daily net assets.

24	Short-Term Bond Fund of America

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.50	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of February 28, 2018, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

Short-Term Bond Fund of America	25

provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% of average daily net assets and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

For the six months ended February 28, 2018, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$4,309	$1,479		$152		Not applicable
Class C	311	31		16		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	164	87		33		Not applicable
Class F-2	Not applicable	164		73		Not applicable
Class F-3	Not applicable	26		57		Not applicable
Class 529-A	384	148		85		$113
Class 529-C	262	26		13		18
Class 529-E	43	5		4		6
Class 529-T	—	—	*	—	*	— *
Class 529-F-1	—	29		17		22
Class R-1	21	2		1		Not applicable
Class R-2	162	80		11		Not applicable
Class R-2E	2	1		—	*	Not applicable
Class R-3	131	42		13		Not applicable
Class R-4	45	18		9		Not applicable
Class R-5E	Not applicable	—	*	—	*	Not applicable
Class R-5	Not applicable	4		3		Not applicable
Class R-6	Not applicable	1		379		Not applicable
Total class-specific expenses	$5,834	$2,143		$866		$159

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund

26	Short-Term Bond Fund of America

and vary according to the total returns of the selected funds. Trustees’ compensation of $24,000 in the fund’s statement of operations reflects $19,000 in current fees (either paid in cash or deferred) and a net increase of $5,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended February 28, 2018.

Short-Term Bond Fund of America	27

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

			Reinvestments of						Net (decrease)
	Sales		dividends				Repurchases		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended February 28, 2018

Class A	$557,740	56,296	$16,214		1,639		$(648,654)	(65,492)	$(74,700)	(7,557)
Class C	13,910	1,424	108		11		(20,119)	(2,055)	(6,101)	(620)
Class T	—	—	—		—		—	—	—	—
Class F-1	18,958	1,912	674		68		(28,699)	(2,897)	(9,067)	(917)
Class F-2	133,863	13,503	1,844		186		(148,627)	(14,990)	(12,920)	(1,301)
Class F-3	94,505	9,524	1,432		145		(61,987)	(6,248)	33,950	3,421
Class 529-A	103,178	10,416	1,768		179		(54,711)	(5,524)	50,235	5,071
Class 529-C	12,822	1,313	85		9		(38,231)	(3,917)	(25,324)	(2,595)
Class 529-E	4,190	423	70		7		(2,978)	(301)	1,282	129
Class 529-T	—	—	—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	15,833	1,599	429		43		(8,915)	(900)	7,347	742
Class R-1	442	45	7		—	[2]	(709)	(72)	(260)	(27)
Class R-2	8,759	895	75		8		(9,860)	(1,008)	(1,026)	(105)
Class R-2E	9	1	2		—	[2]	(6)	(1)	5	— [2]
Class R-3	9,082	917	201		20		(11,780)	(1,189)	(2,497)	(252)
Class R-4	8,206	827	192		20		(10,882)	(1,098)	(2,484)	(251)
Class R-5E	558	57	1		—	[2]	(333)	(34)	226	23
Class R-5	2,053	207	76		7		(2,375)	(240)	(246)	(26)
Class R-6	352,406	35,558	10,882		1,100		(69,399)	(7,014)	293,889	29,644
Total net increase (decrease)	$1,336,514	134,917	$34,060		3,442		$(1,118,265)	(112,980)	$252,309	25,379

28	Short-Term Bond Fund of America

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount		Shares	Amount		Shares		Amount	Shares	Amount	Shares

Year ended August 31, 2017

Class A	$1,342,889		134,879	$33,217		3,336		$(1,406,317)	(141,286)	$(30,211)	(3,071)
Class B3	218		22	2		—	[2]	(2,889)	(292)	(2,669)	(270)
Class C	28,348		2,878	250		26		(55,211)	(5,611)	(26,613)	(2,707)
Class T4	10		1	—		—		—	—	10	1
Class F-1	57,128		5,739	1,313		132		(65,364)	(6,568)	(6,923)	(697)
Class F-2	374,577		37,633	3,983		400		(468,558)	(47,097)	(89,998)	(9,064)
Class F-3[5]	299,502		30,092	1,135		114		(90,034)	(9,040)	210,603	21,166
Class 529-A	110,487		11,097	3,262		327		(95,714)	(9,618)	18,035	1,806
Class 529-B3	23		2	—	[2]	—	[2]	(593)	(60)	(570)	(58)
Class 529-C	22,244		2,267	198		20		(25,407)	(2,590)	(2,965)	(303)
Class 529-E	5,505		553	127		13		(6,084)	(612)	(452)	(46)
Class 529-T4	10		1	—	[2]	—	[2]	—	—	10	1
Class 529-F-1	25,086		2,521	744		75		(16,400)	(1,649)	9,430	947
Class R-1	1,564		159	14		2		(1,985)	(202)	(407)	(41)
Class R-2	17,211		1,750	144		14		(18,822)	(1,915)	(1,467)	(151)
Class R-2E	629		63	3		1		(267)	(27)	365	37
Class R-3	24,458		2,459	394		40		(24,613)	(2,475)	239	24
Class R-4	20,186		2,029	341		34		(10,232)	(1,028)	10,295	1,035
Class R-5E	—	[2]	—	—		—		— [2]	—	—	—
Class R-5	6,649		667	143		15		(4,633)	(466)	2,159	216
Class R-6	408,172		40,983	16,757		1,683		(90,662)	(9,117)	334,267	33,549
Total net increase (decrease)	$2,744,896		275,795	$62,027		6,232		$(2,383,785)	(239,653)	$423,138	42,374

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[4]	Class T and 529-T shares began investment operations on April 7, 2017.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $1,414,986,000 and $3,150,862,000, respectively, during the six months ended February 28, 2018.

Short-Term Bond Fund of America	29

Financial highlights

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class A:
2/28/2018[4,5]	$9.97	$.05	$(.14)	$(.09)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.07	.04	.11
8/31/2015	10.00	.07	(.02)	.05
8/31/2014	9.95	.05	.04	.09
8/31/2013	10.10	.05	(.13)	(.08)
Class C:
2/28/2018[4,5]	9.86	.02	(.14)	(.12)
8/31/2017	9.87	.01	.01	.02
8/31/2016	9.88	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.02)	(.03)
8/31/2014	9.93	(.03)	.04	.01
8/31/2013	10.10	(.03)	(.14)	(.17)
Class T:
2/28/2018[4,5]	9.98	.07	(.15)	(.08)
8/31/2017[4,11]	9.95	.05	.04	.09
Class F-1:
2/28/2018[4,5]	9.97	.05	(.14)	(.09)
8/31/2017	9.98	.08	.01	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
8/31/2014	9.95	.04	.04	.08
8/31/2013	10.10	.04	(.14)	(.10)
Class F-2:
2/28/2018[4,5]	9.97	.07	(.15)	(.08)
8/31/2017	9.98	.11	— [8]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.09	(.02)	.07
8/31/2014	9.95	.07	.04	.11
8/31/2013	10.10	.07	(.14)	(.07)
Class F-3:
2/28/2018[4,5]	9.98	.07	(.15)	(.08)
8/31/2017[4,12]	9.94	.08	.05	.13

30	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.05)	$—	$(.05)	$9.83	(.87)%[6]	$2,984		.69%[7]		.69%[7]		1.11%[7]
(.10)	— [8]	(.10)	9.97	.98	3,102		.64		.64		.93
(.08)	(.02)	(.10)	9.98	1.07	3,133		.62		.62		.67
(.07)	(.01)	(.08)	9.97	.49	2,970		.60		.60		.72
(.04)	—	(.04)	10.00	.93	3,016		.59		.59		.55
(.07)	—	(.07)	9.95	(.82)	3,124		.60		.60		.51

(.02)	—	(.02)	9.72	(1.25)[6]	61		1.44	[7]	1.44	[7]	.36	[7]
(.03)	— [8]	(.03)	9.86	.22	68		1.45		1.45		.11
(.01)	(.02)	(.03)	9.87	.22	95		1.45		1.45		(.17)
(.02)	(.01)	(.03)	9.88	(.36)	104		1.44		1.44		(.14)
— [8]	—	— [8]	9.94	.11	115		1.45		1.45		(.31)
— [8]	—	— [8]	9.93	(1.67)	143		1.45		1.45		(.34)

(.07)	—	(.07)	9.83	(.84)[6,9]	—	[10]	.44	[7,9]	.44	[7,9]	1.36	[7,9]
(.06)	—	(.06)	9.98	.87 [6,9]	—	[10]	.18	[6,9]	.18	[6,9]	.48	[6,9]

(.05)	—	(.05)	9.83	(.89)[6]	125		.73	[7]	.73	[7]	1.07	[7]
(.10)	— [8]	(.10)	9.97	.89	136		.73		.73		.83
(.07)	(.02)	(.09)	9.98	.96	143		.72		.72		.56
(.06)	(.01)	(.07)	9.97	.26	135		.73		.73		.60
(.03)	—	(.03)	10.00	.88	120		.74		.74		.40
(.05)	—	(.05)	9.95	(.95)	147		.73		.73		.38

(.06)	—	(.06)	9.83	(.76)[6]	288		.46	[7]	.46	[7]	1.34	[7]
(.12)	— [8]	(.12)	9.97	1.16	305		.47		.47		1.09
(.09)	(.02)	(.11)	9.98	1.23	396		.46		.46		.85
(.09)	(.01)	(.10)	9.97	.54	304		.45		.45		.87
(.06)	—	(.06)	10.00	1.18	311		.45		.45		.69
(.08)	—	(.08)	9.95	(.68)	272		.46		.46		.66

(.07)	—	(.07)	9.83	(.81)[6]	242		.37	[7]	.37	[7]	1.43	[7]
(.09)	—	(.09)	9.98	1.30 [6]	211		.35	[7]	.35	[7]	1.33	[7]

See end of table for footnotes.

Short-Term Bond Fund of America	31

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class 529-A:
2/28/2018[4,5]	$9.97	$.05	$(.14)	$(.09)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.07	(.02)	.05
8/31/2014	9.95	.05	.04	.09
8/31/2013	10.10	.04	(.13)	(.09)
Class 529-C:
2/28/2018[4,5]	9.83	.02	(.14)	(.12)
8/31/2017	9.84	.01	.01	.02
8/31/2016	9.86	(.03)	.04	.01
8/31/2015	9.93	(.02)	(.03)	(.05)
8/31/2014	9.92	(.04)	.05	.01
8/31/2013	10.10	(.04)	(.14)	(.18)
Class 529-E:
2/28/2018[4,5]	9.96	.04	(.14)	(.10)
8/31/2017	9.97	.06	— [8]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
8/31/2014	9.95	.01	.05	.06
8/31/2013	10.10	.01	(.13)	(.12)
Class 529-T:
2/28/2018[4,5]	9.98	.06	(.15)	(.09)
8/31/2017[4,11]	9.95	.05	.04	.09
Class 529-F-1:
2/28/2018[4,5]	9.97	.06	(.14)	(.08)
8/31/2017	9.98	.11	— [8]	.11
8/31/2016	9.97	.08	.04	.12
8/31/2015	10.00	.08	(.02)	.06
8/31/2014	9.95	.06	.04	.10
8/31/2013	10.10	.06	(.14)	(.08)
Class R-1:
2/28/2018[4,5]	9.85	.02	(.14)	(.12)
8/31/2017	9.86	.01	.01	.02
8/31/2016	9.87	(.02)	.04	.02
8/31/2015	9.94	(.01)	(.03)	(.04)
8/31/2014	9.92	(.03)	.05	.02
8/31/2013	10.10	(.04)	(.14)	(.18)

32	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.05)	$—	$(.05)	$9.83	(.89)%[6]	$366		.73%[7]		.73%[7]		1.07%[7]
(.10)	— [8]	(.10)	9.97	.95	321		.67		.67		.90
(.07)	(.02)	(.09)	9.98	1.03	302		.66		.66		.63
(.07)	(.01)	(.08)	9.97	.43	291		.66		.66		.67
(.04)	—	(.04)	10.00	.87	295		.65		.65		.49
(.06)	—	(.06)	9.95	(.89)	282		.67		.67		.44

(.02)	—	(.02)	9.69	(1.27)[6]	39		1.49	[7]	1.49	[7]	.32 [7]
(.03)	— [8]	(.03)	9.83	.20	65		1.49		1.49		.08
(.01)	(.02)	(.03)	9.84	.11	68		1.51		1.51		(.23)
(.01)	(.01)	(.02)	9.86	(.49)	68		1.52		1.52		(.19)
— [8]	—	— [8]	9.93	.10	71		1.52		1.52		(.38)
— [8]	—	— [8]	9.92	(1.77)	71		1.52		1.52		(.41)

(.04)	—	(.04)	9.82	(1.01)[6]	18		.96	[7]	.96	[7]	.84 [7]
(.07)	— [8]	(.07)	9.96	.66	17		.97		.97		.60
(.04)	(.02)	(.06)	9.97	.71	17		.99		.99		.30
(.04)	(.01)	(.05)	9.96	.03	17		1.00		1.00		.32
(.01)	—	(.01)	10.00	.57	19		1.00		1.00		.14
(.03)	—	(.03)	9.95	(1.23)	18		1.01		1.01		.10

(.06)	—	(.06)	9.83	(.87)[6,9]	—	[10]	.50	[7,9]	.50	[7,9]	1.30 [7,9]
(.06)	—	(.06)	9.98	.86 [6,9]	—	[10]	.20	[6,9]	.20	[6,9]	.47 [6,9]

(.06)	—	(.06)	9.83	(.78)[6]	71		.50	[7]	.50	[7]	1.30 [7]
(.12)	— [8]	(.12)	9.97	1.12	65		.50		.50		1.07
(.09)	(.02)	(.11)	9.98	1.16	56		.52		.52		.77
(.08)	(.01)	(.09)	9.97	.56	54		.53		.53		.81
(.05)	—	(.05)	10.00	1.00	48		.53		.53		.62
(.07)	—	(.07)	9.95	(.75)	41		.53		.53		.59

(.02)	—	(.02)	9.71	(1.26)[6]	4		1.45	[7]	1.45	[7]	.35 [7]
(.03)	— [8]	(.03)	9.85	.21	4		1.47		1.47		.09
(.01)	(.02)	(.03)	9.86	.22	5		1.45		1.45		(.18)
(.02)	(.01)	(.03)	9.87	(.48)	6		1.47		1.47		(.15)
— [8]	—	— [8]	9.94	.21	6		1.47		1.47		(.33)
— [8]	—	— [8]	9.92	(1.77)	5		1.47		1.47		(.36)

See end of table for footnotes.

Short-Term Bond Fund of America	33

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-2:
2/28/2018[4,5]	$9.84	$.02	$(.14)	$(.12)
8/31/2017	9.86	.01	— [8]	.01
8/31/2016	9.87	(.01)	.04	.03
8/31/2015	9.94	(.01)	(.03)	(.04)
8/31/2014	9.93	(.03)	.04	.01
8/31/2013	10.10	(.03)	(.14)	(.17)
Class R-2E:
2/28/2018[4,5]	9.97	.03	(.14)	(.11)
8/31/2017	9.97	.04	.01	.05
8/31/2016	9.97	.03	.04	.07
8/31/2015	10.00	.07	(.02)	.05
8/31/2014[4,13]	10.00	—	—	—
Class R-3:
2/28/2018[4,5]	9.96	.04	(.14)	(.10)
8/31/2017	9.97	.06	— [8]	.06
8/31/2016	9.96	.03	.04	.07
8/31/2015	10.00	.03	(.02)	.01
8/31/2014	9.95	.01	.05	.06
8/31/2013	10.10	.01	(.14)	(.13)
Class R-4:
2/28/2018[4,5]	9.97	.05	(.14)	(.09)
8/31/2017	9.98	.09	— [8]	.09
8/31/2016	9.97	.06	.04	.10
8/31/2015	10.00	.06	(.02)	.04
8/31/2014	9.95	.04	.04	.08
8/31/2013	10.10	.04	(.13)	(.09)
Class R-5E:
2/28/2018[4,5]	9.98	.07	(.15)	(.08)
8/31/2017	9.98	.11	.01	.12
8/31/2016[4,14]	9.97	.06	.04	.10
Class R-5:
2/28/2018[4,5]	9.98	.07	(.15)	(.08)
8/31/2017	9.98	.12	.01	.13
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.01	.09	(.03)	.06
8/31/2014	9.95	.07	.05	.12
8/31/2013	10.10	.07	(.13)	(.06)

34	Short-Term Bond Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments		Ratio of expenses to average net assets after reimburse- ments[3]		Ratio of net income (loss) to average net assets[3]

$(.02)	$—	$(.02)	$9.70	(1.25)%[6]	$43		1.45%[7]		1.45%[7]		.35%[7]
(.03)	— [8]	(.03)	9.84	.12	45		1.50		1.50		.07
(.02)	(.02)	(.04)	9.86	.26	46		1.43		1.43		(.14)
(.02)	(.01)	(.03)	9.87	(.47)	46		1.46		1.46		(.13)
— [8]	—	— [8]	9.94	.11	44		1.49		1.49		(.35)
— [8]	—	— [8]	9.93	(1.67)	41		1.46		1.46		(.35)

(.03)	—	(.03)	9.83	(1.12)[6]	1		1.21	[7]	1.21	[7]	.59	[7]
(.05)	— [8]	(.05)	9.97	.55	1		1.19		1.19		.43
(.05)	(.02)	(.07)	9.97	.70	—	[10]	1.13		1.11		.55
(.07)	(.01)	(.08)	9.97	.45 [9]	—	[10]	.59	[9]	.59	[9]	.74	[9]
—	—	—	10.00	—	—	[10]	—		—		—

(.04)	—	(.04)	9.82	(1.02)[6]	52		1.00	[7]	1.00	[7]	.80	[7]
(.07)	— [8]	(.07)	9.96	.61	55		1.01		1.01		.56
(.04)	(.02)	(.06)	9.97	.69	55		1.00		1.00		.28
(.04)	(.01)	(.05)	9.96	.03	56		1.00		1.00		.32
(.01)	—	(.01)	10.00	.56	60		1.02		1.02		.12
(.02)	—	(.02)	9.95	(1.25)	55		1.03		1.03		.08

(.05)	—	(.05)	9.83	(.87)[6]	34		.70	[7]	.70	[7]	1.10	[7]
(.10)	— [8]	(.10)	9.97	.93	37		.70		.70		.89
(.07)	(.02)	(.09)	9.98	.99	27		.70		.70		.60
(.06)	(.01)	(.07)	9.97	.28	24		.70		.70		.63
(.03)	—	(.03)	10.00	.91	24		.71		.71		.44
(.06)	—	(.06)	9.95	(.93)	25		.71		.71		.40

(.07)	—	(.07)	9.83	(.80)[6]	—	[10]	.43	[7]	.43	[7]	1.34	[7]
(.12)	— [8]	(.12)	9.98	1.27	—	[10]	.65		.47		1.09
(.07)	(.02)	(.09)	9.98	1.01 [6]	—	[10]	.58	[7]	.58	[7]	.80	[7]

(.07)	—	(.07)	9.83	(.83)[6]	11		.41	[7]	.41	[7]	1.39	[7]
(.13)	— [8]	(.13)	9.98	1.32	11		.41		.41		1.17
(.10)	(.02)	(.12)	9.98	1.28	9		.41		.41		.91
(.09)	(.01)	(.10)	9.97	.58	7		.40		.40		.91
(.06)	—	(.06)	10.01	1.21	6		.41		.41		.73
(.09)	—	(.09)	9.95	(.63)	13		.41		.41		.70

See end of table for footnotes.

Short-Term Bond Fund of America	35

Financial highlights (continued)

		(Loss) income from investment operations[1]
Period ended	Net asset value, beginning of period	Net investment income (loss)	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations
Class R-6:
2/28/2018[4,5]	$9.97	$.07	$(.14)	$(.07)
8/31/2017	9.98	.12	— [8]	.12
8/31/2016	9.97	.09	.04	.13
8/31/2015	10.00	.10	(.02)	.08
8/31/2014	9.95	.08	.04	.12
8/31/2013	10.10	.08	(.14)	(.06)

	Six months ended
	February 28,	Year ended August 31
Portfolio turnover rate for all share classes[15]	2018[4,5,6]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	80%	134%	292%	418%	Not available
Including mortgage dollar roll transactions	92%	137%	301%	452%	257%	153%

See Notes to Financial Statements

36	Short-Term Bond Fund of America

Dividends and distributions						Ratio of	Ratio of
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before reimburse- ments	expenses to average net assets after reimburse- ments[3]	Ratio of net income (loss) to average net assets[3]

$(.07)	$—	$(.07)	$9.83	(.70)%[6]	$1,656	.35%[7]	.35%[7]	1.45%[7]
(.13)	— [8]	(.13)	9.97	1.28	1,384	.35	.35	1.23
(.10)	(.02)	(.12)	9.98	1.34	1,050	.35	.35	.97
(.10)	(.01)	(.11)	9.97	.73	729	.35	.35	1.01
(.07)	—	(.07)	10.00	1.17	447	.35	.35	.79
(.09)	—	(.09)	9.95	(.58)	256	.35	.35	.76

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During some of the periods shown, CRMC paid a portion of the fund’s transfer agent fees for certain retirement plan share classes.
[4]	Based on operations for a period that is less than a full year.
[5]	Unaudited.
[6]	Not annualized.
[7]	Annualized.
[8]	Amount less than $.01.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Class F-3 shares began investment operations on January 27, 2017.
[13]	Class R-2E shares began investment operations on August 29, 2014.
[14]	Class R-5E shares began investment operations on November 20, 2015.
[15]	Refer to Note 5 for more information on mortgage dollar rolls.

Short-Term Bond Fund of America	37

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2017, through February 28, 2018).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

38	Short-Term Bond Fund of America

	Beginning account value 9/1/2017	Ending account value 2/28/2018	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$991.31	$3.41	.69%
Class A – assumed 5% return	1,000.00	1,021.37	3.46	.69
Class C – actual return	1,000.00	987.54	7.10	1.44
Class C – assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class T – actual return	1,000.00	991.58	2.17	.44
Class T – assumed 5% return	1,000.00	1,022.61	2.21	.44
Class F-1 – actual return	1,000.00	991.10	3.60	.73
Class F-1 – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class F-2 – actual return	1,000.00	992.45	2.27	.46
Class F-2 – assumed 5% return	1,000.00	1,022.51	2.31	.46
Class F-3 – actual return	1,000.00	991.88	1.83	.37
Class F-3 – assumed 5% return	1,000.00	1,022.96	1.86	.37
Class 529-A – actual return	1,000.00	991.11	3.60	.73
Class 529-A – assumed 5% return	1,000.00	1,021.17	3.66	.73
Class 529-C – actual return	1,000.00	987.30	7.34	1.49
Class 529-C – assumed 5% return	1,000.00	1,017.41	7.45	1.49
Class 529-E – actual return	1,000.00	989.94	4.74	.96
Class 529-E – assumed 5% return	1,000.00	1,020.03	4.81	.96
Class 529-T – actual return	1,000.00	991.30	2.47	.50
Class 529-T – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 529-F-1 – actual return	1,000.00	992.23	2.47	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,022.32	2.51	.50
Class R-1 – actual return	1,000.00	987.43	7.15	1.45
Class R-1 – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2 – actual return	1,000.00	987.47	7.15	1.45
Class R-2 – assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class R-2E – actual return	1,000.00	988.76	5.97	1.21
Class R-2E – assumed 5% return	1,000.00	1,018.79	6.06	1.21
Class R-3 – actual return	1,000.00	989.76	4.93	1.00
Class R-3 – assumed 5% return	1,000.00	1,019.84	5.01	1.00
Class R-4 – actual return	1,000.00	991.28	3.46	.70
Class R-4 – assumed 5% return	1,000.00	1,021.32	3.51	.70
Class R-5E – actual return	1,000.00	991.96	2.12	.43
Class R-5E – assumed 5% return	1,000.00	1,022.66	2.16	.43
Class R-5 – actual return	1,000.00	991.68	2.02	.41
Class R-5 – assumed 5% return	1,000.00	1,022.76	2.06	.41
Class R-6 – actual return	1,000.00	993.00	1.73	.35
Class R-6 – assumed 5% return	1,000.00	1,023.06	1.76	.35

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Short-Term Bond Fund of America	39

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40	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	41

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42	Short-Term Bond Fund of America

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Short-Term Bond Fund of America	43

Offices of the fund and of the investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

44	Short-Term Bond Fund of America

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2018, portfolio of Short-Term Bond Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

Short-Term Bond Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of Short-Term Bond Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 22 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital System
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Short-Term Bond Fund of America®
Investment portfolio
February 28, 2018
unaudited
Bonds, notes & other debt instruments 88.94% U.S. Treasury bonds & notes 37.92% U.S. Treasury 26.48%	Principal amount (000)	Value (000)
U.S. Treasury 0.75% 2018	$5,860	$5,827
U.S. Treasury 0.875% 2019[1]	50,000	49,002
U.S. Treasury 1.00% 2019	25,000	24,715
U.S. Treasury 1.00% 2019	7,400	7,258
U.S. Treasury 1.25% 2019	48,730	48,238
U.S. Treasury 1.25% 2019	29,805	29,393
U.S. Treasury 1.375% 2019	300,000	296,154
U.S. Treasury 1.375% 2019	70,160	69,380
U.S. Treasury 1.875% 2019	65,000	64,580
U.S. Treasury 1.375% 2020	170,000	165,840
U.S. Treasury 1.50% 2020	194,541	191,000
U.S. Treasury 1.50% 2020	29,470	28,883
U.S. Treasury 1.50% 2020	9,751	9,591
U.S. Treasury 1.875% 2020	364,000	358,977
U.S. Treasury 1.125% 2021	30,000	28,870
U.S. Treasury 1.375% 2021	10,780	10,465
U.S. Treasury 1.75% 2021	25,000	24,297
U.S. Treasury 2.00% 2021	29,620	29,290
U.S. Treasury 1.75% 2022	100	97
U.S. Treasury 1.875% 2022	89,480	86,575
U.S. Treasury 1.875% 2022	30,230	29,297
U.S. Treasury 1.875% 2022	7,000	6,802
U.S. Treasury 2.125% 2022	2,392	2,336
U.S. Treasury 2.625% 2023	9,000	8,990
U.S. Treasury 2.00% 2024	12,000	11,467
		1,587,324
U.S. Treasury inflation-protected securities 11.44%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	52,637	52,479
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	239,007	235,284
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	52,555	51,925
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	107,044	104,153
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	54,332	52,867
U.S. Treasury Inflation-Protected Security 0.375% 2025[2]	10,635	10,442
U.S. Treasury Inflation-Protected Security 0.625% 2026[1,2]	31,126	30,955
U.S. Treasury Inflation-Protected Security 0.375% 2027[2]	36,785	35,659
U.S. Treasury Inflation-Protected Security 0.50% 2028[2]	42,364	35,132
U.S. Treasury Inflation-Protected Security 0.875% 2047[2]	50,553	49,157
U.S. Treasury Inflation-Protected Security 1.00% 2048[2]	31,921	27,919
		685,972
Total U.S. Treasury bonds & notes		2,273,296
Short-Term Bond Fund of America — Page 1 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes 19.92% Financials 8.21%	Principal amount (000)	Value (000)
ACE INA Holdings Inc. 2.30% 2020	$7,405	$7,324
ACE INA Holdings Inc. 2.875% 2022	1,275	1,265
ACE INA Holdings Inc. 3.35% 2026	1,275	1,261
Bank of New York Mellon Corp. (3-month USD-LIBOR + 0.56%) 2.333% 2018[3]	20,000	20,035
Bank of Nova Scotia 1.65% 2019	6,750	6,671
Berkshire Hathaway Finance Corp. 1.15% 2018	3,545	3,530
Berkshire Hathaway Finance Corp. 1.45% 2018	10,000	9,999
Berkshire Hathaway Finance Corp. 1.30% 2019	11,685	11,514
Berkshire Hathaway Finance Corp. 1.70% 2019	10,000	9,929
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[3,4,5,6,7]	801	801
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[3,4,5,6,7]	99	99
Citigroup Inc. 1.70% 2018	7,000	6,996
Citigroup Inc. 2.85% 2021	14,700	14,627
Commonwealth Bank of Australia 2.25% 2020[7]	7,500	7,412
Commonwealth Bank of Australia (3-month USD-LIBOR + 0.70%) 2.236% 2022[3,7]	5,000	5,040
DNB ASA 2.125% 2020[7]	5,235	5,129
Goldman Sachs Group, Inc. 1.95% 2019	10,300	10,209
Goldman Sachs Group, Inc. 2.30% 2019	5,000	4,960
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 3.105% 2021[3]	10,395	10,662
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.11%) 2.862% 2022[3]	1,855	1,881
Goldman Sachs Group, Inc. 3.20% 2023	2,000	1,972
HSBC Holdings PLC 2.65% 2022	15,000	14,621
Metropolitan Life Global Funding I 1.75% 2018[7]	14,560	14,489
Metropolitan Life Global Funding I 2.30% 2019[7]	6,745	6,723
Morgan Stanley 2.45% 2019	9,250	9,230
Morgan Stanley (3-month USD-LIBOR + 1.18%) 2.925% 2022[3]	15,000	15,272
Morgan Stanley 3.125% 2023	1,000	985
National Australia Bank Ltd. 1.375% 2019	4,200	4,125
New York Life Global Funding 1.95% 2020[7]	20,000	19,557
New York Life Global Funding 1.95% 2020[7]	3,645	3,594
New York Life Global Funding 2.00% 2020[7]	20,000	19,715
New York Life Global Funding 1.70% 2021[7]	5,000	4,784
Nordea Bank AB 1.875% 2018[7]	11,425	11,400
Rabobank Nederland 2.25% 2019	20,000	19,953
Rabobank Nederland 2.50% 2021	6,535	6,430
Rabobank Nederland 2.75% 2022	4,100	4,038
Royal Bank of Canada 2.125% 2020	10,315	10,178
Royal Bank of Canada (3-month USD-LIBOR + 0.73%) 2.503% 2022[3]	10,295	10,409
Skandinaviska Enskilda Banken AB 1.50% 2019	20,000	19,651
Sumitomo Mitsui Banking Corp. 2.514% 2020	14,745	14,657
Svenska Handelsbanken AB 1.50% 2019	20,000	19,676
Svenska Handelsbanken AB 5.125% 2020[7]	1,150	1,201
Swedbank AB 2.375% 2019[7]	1,870	1,868
Swedbank AB 2.20% 2020[7]	10,000	9,856
Swedbank AB 2.80% 2022[7]	6,800	6,700
Toronto-Dominion Bank 1.45% 2018	10,000	9,958
Toronto-Dominion Bank 1.625% 2018	7,500	7,500
Toronto-Dominion Bank 1.75% 2018	7,000	6,987
Toronto-Dominion Bank 2.55% 2021	17,670	17,515
US Bancorp. (3-month USD-LIBOR + 0.40%) 2.145% 2019[3]	20,000	20,058
US Bancorp. 2.05% 2020	11,850	11,629
Wells Fargo & Co. 1.80% 2018	7,415	7,381
Short-Term Bond Fund of America — Page 2 of 13

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Co. 1.75% 2019	$15,000	$14,846
Wells Fargo & Co. 2.15% 2019	5,930	5,870
		492,172
Health care 2.97%
AbbVie Inc. 2.50% 2020	5,910	5,861
AbbVie Inc. 2.30% 2021	9,955	9,726
AstraZeneca PLC 1.75% 2018	10,000	9,953
Bristol-Myers Squibb Co. 1.60% 2019	5,000	4,957
Eli Lilly and Co. 1.25% 2018	7,400	7,400
EMD Finance LLC 1.70% 2018[7]	7,000	7,000
Gilead Sciences, Inc. (3-month USD-LIBOR + 0.22%) 1.845% 2019[3]	14,750	14,766
Gilead Sciences, Inc. 1.85% 2019	3,810	3,768
Johnson & Johnson 1.125% 2019	20,745	20,505
Johnson & Johnson 1.95% 2020	6,420	6,329
Johnson & Johnson 2.25% 2022	11,790	11,569
Merck & Co., Inc. (3-month USD-LIBOR + 0.36%) 2.233% 2018[3]	26,200	26,214
Novartis Capital Corp. 1.80% 2020	15,000	14,786
Pfizer Inc. 1.20% 2018	15,000	14,972
Pfizer Inc. (3-month USD-LIBOR + 0.30%) 1.888% 2018[3]	10,000	10,007
UnitedHealth Group Inc. 1.70% 2019	10,000	9,925
		177,738
Energy 2.77%
Chevron Corp. (3-month USD-LIBOR + 0.50%) 2.35% 2018[3]	26,600	26,624
Chevron Corp. 1.561% 2019	15,000	14,862
Chevron Corp. 1.686% 2019	30,315	30,092
Chevron Corp. 1.991% 2020	8,845	8,742
Exxon Mobil Corp. 1.708% 2019	10,000	9,941
Exxon Mobil Corp. (3-month USD-LIBOR + 0.15%) 1.738% 2019[3]	31,820	31,869
Royal Dutch Shell PLC 1.375% 2019	11,345	11,156
Royal Dutch Shell PLC 1.75% 2021	6,160	5,906
Schlumberger BV 3.00% 2020[7]	3,645	3,651
Shell International Finance BV 2.125% 2020	5,000	4,940
Statoil ASA 2.25% 2019	18,660	18,541
		166,324
Consumer staples 1.80%
Anheuser-Busch InBev NV 2.65% 2021	16,110	15,972
Coca-Cola Co. 1.375% 2019	35,000	34,563
Philip Morris International Inc. 1.375% 2019	6,000	5,929
Philip Morris International Inc. 1.625% 2019	18,000	17,840
Philip Morris International Inc. 2.00% 2020	9,570	9,430
Philip Morris International Inc. 2.50% 2022	1,250	1,211
Procter & Gamble Co. 1.70% 2021	8,820	8,495
Wal-Mart Stores, Inc. 1.75% 2019	14,830	14,670
		108,110
Information technology 1.68%
Apple Inc. 1.80% 2019	14,815	14,652
Apple Inc. 2.00% 2020	10,370	10,205
Apple Inc. 1.90% 2020	10,300	10,184
Cisco Systems, Inc. 1.40% 2019	21,530	21,179
Microsoft Corp. 1.30% 2018	15,000	14,905
Short-Term Bond Fund of America — Page 3 of 13

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 1.10% 2019	$11,355	$11,157
Microsoft Corp. 1.85% 2020	10,330	10,223
Microsoft Corp. 2.875% 2024	3,435	3,384
Oracle Corp. 2.50% 2022	5,000	4,891
		100,780
Consumer discretionary 1.36%
Amazon.com, Inc. 2.60% 2019	5,000	5,003
Amazon.com, Inc. 1.90% 2020[7]	11,800	11,564
Amazon.com, Inc. 2.40% 2023[7]	7,375	7,128
American Honda Finance Corp. 2.65% 2021	14,705	14,648
DaimlerChrysler North America Holding Corp. 3.00% 2021[7]	15,000	14,995
Starbucks Corp. 2.20% 2020	460	456
Starbucks Corp. 2.10% 2021	7,640	7,506
Starbucks Corp. 2.70% 2022	2,140	2,121
Toyota Motor Credit Corp. 1.70% 2019	12,000	11,915
Walt Disney Co. 1.65% 2019	6,355	6,319
		81,655
Utilities 0.58%
Duke Energy Carolinas, Inc. 3.05% 2023	11,020	10,984
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	4,470	4,419
Public Service Electric and Gas Co. 1.90% 2021	4,735	4,611
Southern California Edison Co. 2.90% 2021	14,675	14,669
		34,683
Industrials 0.21%
Boeing Company 1.65% 2020	5,635	5,508
Siemens AG 1.45% 2018[7]	7,000	6,987
		12,495
Telecommunication services 0.18%
Verizon Communications Inc. 2.946% 2022	11,205	11,064
Real estate 0.16%
Public Storage 2.37% 2022	2,770	2,687
Scentre Group 2.375% 2019[7]	1,380	1,368
WEA Finance LLC 3.25% 2020[7]	5,185	5,236
		9,291
Total corporate bonds & notes		1,194,312
Asset-backed obligations 12.02%
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[6,7]	5,415	5,407
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[6,7]	417	417
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 2020[6,7]	4,525	4,542
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[6,7]	10,480	10,420
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 2020[6]	315	315
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[6]	2,246	2,241
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[6]	2,913	2,905
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[6]	7,020	7,020
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 2025[3,6,7]	7,720	7,741
Short-Term Bond Fund of America — Page 4 of 13

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[6,7]	$1,607	$1,607
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 2025[3,6,7]	15,100	15,126
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[6]	25,090	24,850
Cabela’s Master Credit Card Trust, Series 2015-2, Class A1, 2.25% 2023[6]	3,540	3,501
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[6]	8,958	8,933
California Republic Auto Receivables Trust, Series 2014-4, Class A4, 1.84% 2020[6]	298	298
Capital One Multi-asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[6]	9,000	8,985
CarMaxAuto Owner Trust, Series 2014-3, Class A3, 1.16% 2019[6]	62	62
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[6]	346	346
CarMaxAuto Owner Trust, Series 2015-1, Class A3, 1.38% 2019[6]	453	452
CarMaxAuto Owner Trust, Series 2015-2, Class A3, 1.37% 2020[6]	5,195	5,180
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 2020[6]	1,600	1,599
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[6]	19,691	19,367
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 2020[6,7]	351	352
CIFC Funding Ltd., Series 2013-4A, Class A1R, (3-month USD-LIBOR + 1.12%) 3.076% 2024[3,6,7]	18,663	18,709
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 2026[3,6,7]	4,270	4,278
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 2020[6]	400	400
Citibank Credit Card Issuance Trust, Series 2017-A2, Class A2, 1.74% 2021[6]	24,850	24,724
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 2028[6,7]	100	98
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 2023[6,7]	1,027	1,028
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[6,7]	948	949
CPS Auto Receivables Trust, Series 2016-A, Class A, 2.25% 2019[6,7]	650	650
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[6,7]	5,118	5,104
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 2020[6,7]	11,389	11,356
CPS Auto Receivables Trust, Series 2016-A, Class B, 3.34% 2020[6,7]	1,000	1,004
CPS Auto Receivables Trust, Series 2018-A, Class A, 2.16% 2021[6,7]	3,246	3,240
CPS Auto Receivables Trust, Series 2017-B, Class B, 2.33% 2021[6,7]	8,000	7,949
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 2021[6,7]	997	999
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[6,7]	443	442
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 2019[6]	1,422	1,422
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 2019[6]	1,556	1,555
Drive Auto Receivables Trust, Series 2017-BA, Class A3, 1.74% 2019[6,7]	1,749	1,749
Drive Auto Receivables Trust, Series 2017-AA, Class A3, 1.77% 2020[6,7]	2,795	2,795
Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.82% 2020[6]	5,125	5,119
Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.56% 2020[6,7]	815	815
Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.51% 2021[6,7]	2,045	2,047
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[6,7]	966	969
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[6,7]	3,919	3,930
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[6,7]	4,494	4,533
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[6,7]	5,780	5,798
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[6,7]	2,656	2,654
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[6,7]	2,629	2,626
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[6,7]	8,308	8,289
Drivetime Auto Owner Trust, Series 2017-4A, Class A, 1.85% 2020[6,7]	26,391	26,313
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[6,7]	4,100	4,096
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[6,7]	5,609	5,632
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[6,7]	2,500	2,485
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[6,7]	5,000	5,016
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[6,7]	2,940	2,958
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 2025[3,6,7]	5,252	5,263
Enterprise Fleet Financing LLC, Series 2014-2, Class A3, 1.64% 2020[6,7]	382	381
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 2022[6,7]	2,421	2,412
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[6,7]	6,708	6,686
Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.35% 2020[6,7]	506	506
Exeter Automobile Receivables Trust, Series 2015-1A, Class B, 2.84% 2020[6,7]	90	90
Short-Term Bond Fund of America — Page 5 of 13

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[6,7]	$3,498	$3,490
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[6,7]	1,015	1,010
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[6,7]	595	593
First Investors Auto Owner Trust, Series 2014-2A, Class B, 2.20% 2020[6,7]	461	461
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[6,7]	2,077	2,069
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[6,7]	4,755	4,734
First Investors Auto Owner Trust, Series 2017-3, Class A1, 2.00% 2022[6,7]	18,970	18,872
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[6,7]	12,010	11,976
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 2026[6,7]	12,600	12,468
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[6,7]	8,375	8,142
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[6,7]	17,160	17,050
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[6]	7,420	7,321
Global SC Finance II SRL, Series 2013-1A, Class A, 2.98% 2028[6,7]	617	609
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[6,7]	1,307	1,287
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[6,7]	4,628	4,621
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[6,7]	40,895	40,818
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2015-1, Class A, 2.73% 2021[6,7]	11,907	11,818
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 2025[3,6,7]	8,000	8,011
Navient Student Loan Trust, Series 2015-2, Class A2, (1-month USD-LIBOR + 0.42%) 2.041% 2029[3,6]	2,863	2,868
North End CLO Ltd., CLO, Series 2013-1A, Class A (3-month USD-LIBOR + 1.15%) 2.881% 2025[3,6,7]	666	668
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[6,7]	971	972
Prestige Auto Receivables Trust, Series 2015-1, Class B, 2.04% 2021[6,7]	3,079	3,077
Prestige Auto Receivables Trust, Series 2015-1, Class C, 2.40% 2021[6,7]	6,120	6,123
Santander Drive Auto Receivables Trust, Series 2016-3, Class A2, 1.34% 2019[6]	8	8
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 2020[6]	1,755	1,754
Santander Drive Auto Receivables Trust, Series 2016-2, Class A3, 1.56% 2020[6]	1,596	1,596
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 2020[6]	1,850	1,845
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60% 2020[6]	507	508
Santander Drive Auto Receivables Trust, Series 2017-1, Class B, 2.10% 2021[6]	2,170	2,162
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[6]	15,205	15,222
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[6]	7,645	7,636
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[6]	6,305	6,321
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[6]	2,000	2,009
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[6]	2,170	2,157
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[6]	500	502
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.495% 2023[3,6]	1,194	1,197
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.645% 2023[3,6]	1,500	1,509
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.845% 2023[3,6]	1,461	1,477
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.245% 2023[3,6]	1,678	1,718
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.021% 2025[3,6]	1,582	1,573
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.671% 2035[3,6,7]	2,790	2,823
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 2036[6,7]	6,050	6,011
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 2025[3,6,7]	8,448	8,462
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 2025[3,6,7]	19,208	19,242
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 2038[6,7]	7,500	7,375
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[6,7]	6,388	6,299
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 2039[6,7]	581	571
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 2039[6,7]	2,885	2,871
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[6,7]	5,064	5,024
Short-Term Bond Fund of America — Page 6 of 13

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Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[6,7]	$6,907	$6,984
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 2021[6,7]	14,210	14,033
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[6,7]	24,335	24,119
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[6,7]	12,913	12,743
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[6,7]	7,006	6,996
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[6,7]	11,070	11,039
Westlake Automobile Receivables Trust, Series 2018-1A, Class A2A, 2.24% 2020[6,7]	12,135	12,112
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[6,7]	11,250	11,295
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[6,7]	2,519	2,509
World Financial Network Credit Card Master Note Trust, Series 2016-B, Class A, 1.44% 2022[6]	2,000	1,992
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 2.068% 2022[3,6]	4,000	4,002
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[6]	1,000	1,006
World Financial Network Credit Card Master Note Trust, Series 2018-A, Class A, 3.07% 2024[6]	15,680	15,685
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[6]	378	378
		720,558
Bonds & notes of governments & government agencies outside the U.S. 10.55%
Bank Nederlandse Gemeenten NV 1.00% 2018[7]	9,000	8,946
Bank Nederlandse Gemeenten NV 1.75% 2020[7]	8,400	8,215
Bank of England 1.25% 2018[7]	6,500	6,500
Belgium (Kingdom of) 1.125% 2019[7]	14,600	14,350
Council of Europe Development Bank 1.00% 2019	15,000	14,829
European Bank for Reconstruction & Development 1.75% 2019	4,000	3,956
European Bank for Reconstruction & Development 1.125% 2020	15,000	14,502
European Investment Bank 1.25% 2019	3,570	3,498
European Investment Bank 1.625% 2020	20,000	19,576
European Investment Bank 1.75% 2020	10,000	9,842
European Investment Bank 1.375% 2021	13,333	12,746
European Investment Bank 1.625% 2021	12,000	11,609
European Investment Bank 2.00% 2021	10,000	9,817
European Investment Bank 2.00% 2022	9,000	8,657
European Investment Bank 2.25% 2022	11,265	11,039
European Investment Bank 2.25% 2022	6,000	5,859
European Stability Mechanism 2.125% 2022[7]	58,324	56,602
Finland (Republic of) 1.00% 2018[7]	5,000	4,992
Inter-American Development Bank 1.00% 2019	15,000	14,780
Inter-American Development Bank 1.625% 2020	13,200	13,001
Inter-American Development Bank 1.875% 2021	10,000	9,800
Inter-American Development Bank 1.75% 2022	15,000	14,368
Inter-American Development Bank 2.125% 2022	10,000	9,800
Inter-American Development Bank 2.50% 2023	15,500	15,301
International Bank for Reconstruction and Development 1.00% 2018	5,000	4,988
International Bank for Reconstruction and Development 0.875% 2019	20,000	19,594
International Bank for Reconstruction and Development 1.125% 2019	9,000	8,813
International Bank for Reconstruction and Development 1.875% 2020	20,000	19,775
International Bank for Reconstruction and Development 1.375% 2021	12,000	11,549
International Bank for Reconstruction and Development 1.375% 2021	10,000	9,575
International Bank for Reconstruction and Development 1.625% 2022	5,000	4,799
KfW 1.00% 2018	14,000	13,921
KfW 1.125% 2018	9,000	8,936
KfW 1.125% 2018	6,000	5,977
KfW 1.00% 2019	12,000	11,790
KfW 1.25% 2019	15,000	14,746
KfW 1.50% 2019	10,000	9,936
Short-Term Bond Fund of America — Page 7 of 13

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Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
KfW 1.50% 2020	$8,000	$7,839
KfW 1.50% 2021	9,000	8,670
Kommunalbanken 1.50% 2019[7]	13,000	12,828
Oesterreichische Kontrollbank AG 1.125% 2019	10,500	10,355
Oesterreichische Kontrollbank AG 1.75% 2020	10,460	10,326
Oesterreichische Kontrollbank Aktiengesellschaft 1.625% 2019	1,000	993
Oesterreichische Kontrollbank Aktiengesellschaft 1.50% 2020	10,500	10,213
Oesterreichische Kontrollbank Aktiengesellschaft 2.375% 2021	2,000	1,977
Ontario (Province of) 1.625% 2019	15,000	14,918
Sweden (Kingdom of) 1.125% 2018[7]	4,900	4,894
Sweden (Kingdom of) 1.125% 2019[7]	65,000	63,722
Sweden (Kingdom of) 1.625% 2020[7]	7,400	7,280
Sweden (Kingdom of) 2.375% 2021[7]	9,000	8,945
United Kingdom 2.50% 2021[7]	22,400	22,286
		632,230
Mortgage-backed obligations 6.39% Federal agency mortgage-backed obligations 3.85%
Fannie Mae 4.00% 2019[6]	552	566
Fannie Mae 4.00% 2019[6]	285	292
Fannie Mae 4.00% 2019[6]	272	278
Fannie Mae 5.00% 2023[6]	278	297
Fannie Mae 5.00% 2023[6]	230	246
Fannie Mae 3.50% 2025[6]	903	920
Fannie Mae 4.50% 2025[6]	1,855	1,933
Fannie Mae 3.50% 2026[6]	1,816	1,849
Fannie Mae 6.00% 2038[6]	3,060	3,414
Fannie Mae 6.00% 2038[6]	1,270	1,418
Fannie Mae 6.00% 2038[6]	95	106
Fannie Mae 5.00% 2041[6]	3,134	3,378
Fannie Mae 3.50% 2047[6]	18,514	18,527
Fannie Mae 4.00% 2048[6,8]	13,230	13,507
Fannie Mae 4.50% 2048[6,8]	25,400	26,517
Fannie Mae Pool #555538 3.531% 2033[3,6]	830	874
Fannie Mae Pool #888521 3.481% 2034[3,6]	1,437	1,510
Fannie Mae Pool #848751 3.417% 2036[3,6]	408	430
Fannie Mae Pool #AC1676 3.585% 2039[3,6]	360	378
Fannie Mae Pool #AC2106 3.59% 2039[3,6]	320	337
Fannie Mae Pool #AC6266 3.649% 2039[3,6]	513	539
Fannie Mae, Series 2015-M14, Multi Family 1.646% 2019[6]	2,936	2,921
Freddie Mac 5.50% 2024[6]	2,007	2,063
Freddie Mac 5.50% 2034[6]	454	503
Freddie Mac 5.50% 2036[6]	303	334
Freddie Mac 3.50% 2047[6]	8,590	8,601
Freddie Mac 3.50% 2048[6,8]	900	898
Freddie Mac Pool #782818 3.50% 2034[3,6]	859	905
Freddie Mac Pool #781228 3.689% 2034[3,6]	719	757
Freddie Mac Pool #1H2524 3.295% 2035[3,6]	2,239	2,366
Freddie Mac Pool #848365 3.301% 2036[3,6]	1,137	1,204
Freddie Mac Pool #1L1476 3.642% 2036[3,6]	981	1,036
Freddie Mac Pool #1L1292 3.65% 2036[3,6]	1,649	1,742
Freddie Mac Pool #1B4386 3.599% 2039[3,6]	287	301
Freddie Mac Pool #1B8916 3.62% 2041[3,6]	1,453	1,513
Freddie Mac Pool #760014 2.976% 2045[3,6]	3,812	3,808
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[6]	17,734	17,213
Short-Term Bond Fund of America — Page 8 of 13

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[3,6]	$11,936	$11,599
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[6]	16,420	16,033
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[6]	13,784	14,538
Government National Mortgage Assn. 5.46% 2059[6]	122	133
Government National Mortgage Assn. 4.685% 2061[6]	396	401
Government National Mortgage Assn. 4.70% 2061[6]	2,102	2,122
Government National Mortgage Assn. 4.70% 2061[6]	329	332
Government National Mortgage Assn. 4.72% 2061[6]	129	130
Government National Mortgage Assn. 4.795% 2061[6]	129	131
Government National Mortgage Assn. 4.808% 2061[6]	228	230
Government National Mortgage Assn. 4.809% 2061[6]	145	147
Government National Mortgage Assn. 4.822% 2061[6]	588	592
Government National Mortgage Assn. 5.081% 2061[6]	562	574
Government National Mortgage Assn. 5.091% 2061[6]	1,238	1,265
Government National Mortgage Assn. 4.626% 2063[6]	889	905
Government National Mortgage Assn. 4.65% 2063[6]	916	932
Government National Mortgage Assn. 4.672% 2063[6]	837	848
Government National Mortgage Assn. 4.666% 2063[6]	401	406
Government National Mortgage Assn. 4.986% 2063[6]	323	330
Government National Mortgage Assn. 4.631% 2064[6]	872	888
Government National Mortgage Assn. 4.633% 2064[6]	861	877
Government National Mortgage Assn. 4.672% 2064[6]	917	928
Government National Mortgage Assn. 4.704% 2064[6]	1,936	1,979
Government National Mortgage Assn. 4.704% 2064[6]	807	822
Government National Mortgage Assn. 4.717% 2064[6]	830	846
Government National Mortgage Assn. 4.882% 2064[6]	250	254
Government National Mortgage Assn. 6.48% 2064[6]	298	302
Government National Mortgage Assn. 6.64% 2064[6]	731	758
Government National Mortgage Assn. 4.696% 2065[6]	386	398
Government National Mortgage Assn. Pool #AG8149 2.436% 2064[3,6]	459	464
Government National Mortgage Assn., Series 2012-H12, Class FT, (1 Year CMT Weekly Rate + 0.70%) 2.46% 2062[3,6]	2,645	2,665
Government National Mortgage Assn., Series 2012-H20, Class PT, 2.486% 2062[3,6]	30,770	31,067
Government National Mortgage Assn., Series 2014-H08, Class FT, (1 Year CMT Weekly Rate + 0.60%) 2.36% 2064[3,6]	13,164	13,265
		230,642
Collateralized mortgage-backed (privately originated) 2.54%
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[3,6,7]	16,762	16,752
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.840% 2027[3,4,6,7]	11,700	11,589
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[3,6,7]	500	499
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[3,6,7]	36	37
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[3,6,7]	550	546
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[6,7]	5,792	5,779
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[6,7]	8,097	8,086
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.815% 2027[6,7]	2,855	2,860
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.942% 2027[4,6,7]	2,605	2,593
PMT Loan Trust, Series 2013-J1, Class A6, 3.50% 2043[3,6,7]	2,523	2,525
Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00% 2048[3,4,6,7]	10,000	10,148
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[3,6,7]	6,940	7,049
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.421% 2050[3,6,7]	31,350	31,281
Short-Term Bond Fund of America — Page 9 of 13

unaudited
Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Collateralized mortgage-backed (privately originated) (continued)	Principal amount (000)	Value (000)
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[3,6,7]	$19,726	$19,597
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.221% 2057[3,6,7]	33,001	33,203
		152,544
Total mortgage-backed obligations		383,186
Municipals 1.40% California 0.39%
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 2.00% 2018	150	151
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2019	225	231
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 3.00% 2020	360	373
City of South Pasadena, Water Rev. Ref. Bonds, BAM insured, 4.00% 2021	405	436
High-Speed Passenger Train G.O. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	7,200	7,140
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	14,755	14,803
		23,134
Illinois 0.39%
Fin. Auth., Taxable Rev. Ref. Bonds (Elmhurst Memorial Healthcare), Series 2013-A, 4.545% 2018	22,920	23,119
Florida 0.34%
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	675	695
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.163% 2019	20,000	19,948
		20,643
New Jersey 0.22%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,500	12,860
Indiana 0.03%
Trustees of Indiana University, Indiana University Student Fee Rev. Ref. Bonds, Series V-1, 5.00% 2018	2,000	2,030
Ohio 0.02%
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	565	578
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	690	707
		1,285
Tennessee 0.01%
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	615	635
		83,706
Federal agency bonds & notes 0.74%
Fannie Mae 1.00% 2019	10,000	9,889
Fannie Mae 1.75% 2019	4,000	3,964
Fannie Mae 1.75% 2019	3,000	2,979
Fannie Mae 1.625% 2020	5,000	4,942
Fannie Mae 2.00% 2022	14,415	14,106
United States Agency for International Development, Ukraine, 1.471% 2021	8,820	8,489
		44,369
Total bonds, notes & other debt instruments (cost: $5,380,588,000)		5,331,657
Short-Term Bond Fund of America — Page 10 of 13

unaudited
Short-term securities 11.91%	Principal amount (000)	Value (000)
Bank of Nova Scotia 1.70% due 3/15/2018[7]	$25,000	$24,984
Chevron Corp. 1.66% due 3/28/2018[7]	42,700	42,648
CPPIB Capital Inc. 1.55% due 3/13/2018–3/23/2018[7]	81,000	80,941
Federal Home Loan Bank 1.32%–1.44% due 3/7/2018–4/27/2018	115,200	115,056
KfW 1.68% due 4/4/2018[7]	75,000	74,883
Mizuho Bank, Ltd. 1.59%–1.99% due 3/23/2018–5/21/2018[7]	68,400	68,262
Province of Alberta 1.54%–1.68% due 3/6/2018–4/2/2018[7]	98,900	98,799
Sanofi 1.70% due 4/16/2018[7]	75,000	74,833
Sumitomo Mitsui Banking Corp. 2.00% due 5/21/2018[7]	25,000	24,885
Swedbank AB 1.34% due 3/1/2018	53,900	53,898
Total Capital Canada Ltd. 1.60% due 3/21/2018[7]	55,000	54,948
Total short-term securities (cost: $714,167,000)		714,137
Total investment securities 100.85% (cost: $6,094,755,000)		6,045,794
Other assets less liabilities (0.85)%		(51,082)
Net assets 100.00%		$5,994,712
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[9] (000)	Value at 2/28/2018[10] (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
30 Day Federal Funds Futures	Long	4,011	April 2018	$1,671,384	$1,643,639	$(90)
20 Year U.S. Treasury Bond Futures	Short	84	June 2018	(8,400)	(12,049)	(11)
10 Year Ultra U.S. Treasury Note Futures	Short	362	June 2018	(36,200)	(46,359)	(58)
10 Year U.S. Treasury Note Futures	Short	409	June 2018	(40,900)	(49,099)	72
30 Year Ultra U.S. Treasury Bond Futures	Short	1,591	June 2018	(159,100)	(247,997)	(1,247)
5 Year U.S. Treasury Note Futures	Long	6,523	July 2018	652,300	743,163	(625)
2 Year U.S. Treasury Note Futures	Short	526	July 2018	(105,200)	(111,758)	(1)
						$(1,960)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
1.8975%	U.S. EFFR	9/26/2018	$1,957,100	$—	$—	$—
1.886%	U.S. EFFR	9/26/2018	2,240,900	(56)	—	(56)
1.882%	U.S. EFFR	9/26/2018	2,241,000	(70)	—	(70)
1.8775%	U.S. EFFR	9/26/2018	2,241,000	(85)	—	(85)
3-month USD-LIBOR	1.209%	3/18/2019	100,000	1,148	—	1,148
1.337%	U.S. EFFR	6/8/2019	26,000	(218)	—	(218)
1.367%	U.S. EFFR	6/12/2019	13,000	(105)	—	(105)
1.362%	U.S. EFFR	6/21/2019	174,500	(1,458)	—	(1,458)
1.351%	U.S. EFFR	6/28/2019	174,500	(1,516)	—	(1,516)
2.0325%	U.S. EFFR	2/12/2020	50,000	(109)	—	(109)
2.013%	U.S. EFFR	2/13/2020	950,000	(2,438)	—	(2,438)
2.7435%	3-month USD-LIBOR	2/16/2023	114,000	(23)	—	(23)
2.7365%	3-month USD-LIBOR	2/20/2023	114,000	(63)	—	(63)
Short-Term Bond Fund of America — Page 11 of 13

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 2/28/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 2/28/2018 (000)
3-month USD-LIBOR	2.2365%	9/2/2025	$50	$2	$—	$2
3-month USD-LIBOR	1.743%	2/8/2026	75,000	5,888	—	5,888
3-month USD-LIBOR	1.623%	5/19/2026	30,000	2,709	—	2,709
3-month USD-LIBOR	2.2197%	4/19/2027	82,500	4,308	—	4,308
3-month USD-LIBOR	2.214%	4/19/2027	17,500	922	—	922
3-month USD-LIBOR	2.298%	5/3/2027	25,200	1,160	—	1,160
3-month USD-LIBOR	2.31934%	11/17/2027	61,500	2,929	—	2,929
3-month USD-LIBOR	2.31613%	11/17/2027	57,500	2,754	—	2,754
2.925%	3-month USD-LIBOR	2/1/2028	36,000	(144)	—	(144)
2.91%	3-month USD-LIBOR	2/1/2028	45,000	(209)	—	(209)
2.908%	3-month USD-LIBOR	2/1/2028	45,000	(212)	—	(212)
2.92%	3-month USD-LIBOR	2/2/2028	34,000	(144)	—	(144)
3-month USD-LIBOR	2.9625%	2/1/2038	27,100	228	—	228
3-month USD-LIBOR	2.963%	2/1/2038	27,100	227	—	227
3-month USD-LIBOR	2.986%	2/1/2038	21,800	149	—	149
3-month USD-LIBOR	2.967%	2/2/2038	21,000	170	—	170
3-month USD-LIBOR	2.96%	2/15/2048	12,800	(35)	—	(35)
3-month USD-LIBOR	3.0135%	2/16/2048	26,000	(360)	—	(360)
					$—	$15,349
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $17,223,000, which represented .29% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Coupon rate may change periodically.
[4]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $25,230,000, which represented .42% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,612,422,000, which represented 26.90% of the net assets of the fund.
[8]	Purchased on a TBA basis.
[9]	Notional amount is calculated based on the number of contracts and notional contract size.
[10]	Value is calculated based on the notional amount and current market price.

Short-Term Bond Fund of America — Page 12 of 13

unaudited

Key to abbreviations and symbol
Agcy. = Agency
Auth. = Authority
CLO = Collateralized Loan Obligations
CMT = Constant Maturity Treasury
Dev. = Development
Econ. = Economic
EFFR = Federal Funds Effective Rate
Facs. = Facilities
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
TBA = To-be-announced
USD/$ = U.S. dollars
Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-048-0418O-S60722	Short-Term Bond Fund of America — Page 13 of 13

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SHORT-TERM BOND FUND OF AMERICA

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John R. Queen
John R. Queen, President and Principal Executive Officer

Date: April 30, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: April 30, 2018